Commitments and Contingencies	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Commitments and Contingencies		12. Commitments and Contingencies As of December 31, 2016, the Partnership does not have any unfunded commitments for any investments.
SQN AIF V GP, LLC [Member]
Commitments and Contingencies
12.	Commitments and Contingencies
As of December 31, 2016, the Partnership does not have any unfunded commitments for any investments.